Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss before taxes	€ (21,097)	€ (20,697)	€ (11,648)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization (including impairments) and depreciation	15,128	6,579	5,175
Interest income	(6)	(16)	(33)
Interest expense	1,400	2,029	1,075
Loss/(gain) on the disposal of non‑current assets		(532)
Expected credit loss allowances on trade receivables and contract assets	3,738	752	792
Share‑based payment expenses	5,658	6,418	5,521
Real estate transfer tax expenses		1,200	0
Other non‑cash items	(915)	(1,856)	(966)
Changes in operating assets and liabilities:
Inventories	(9,596)	(463)	(567)
Trade receivables and contract assets	(16,344)	(6,444)	(4,701)
Other assets	255	(1,169)	(919)
Trade payables	23,996	3,125	140
Other liabilities	6,245	3,299	1,554
Cash flow (used in)/from operating activities	8,462	(7,775)	(4,577)
Investing activities
Cash paid for investments in intangible assets	(6,657)	(7,280)	(3,059)
Cash paid for investments in property, plant and equipment	(9,890)	(296)	(8,710)
Grants received for investment in property, plant and equipment	390	793	3,042
Grants refunded related to disposed property, plant and equipment		(358)
Cash received from disposals of property, plant and equipment		21,300
Interest received	6	16	33
Cash flow (used in)/from investing activities	(16,151)	14,175	(8,694)
Financing activities
Cash received from issuance of shares	22,430	41,899	20,073
Cash paid for acquisition of non-wholly owned subsidiary	(75)
Cash received from loans	438	721	3,631
Cash repayments of loans	(2,760)	(12,072)	(2,851)
Cash repayments of lease liabilities	(5,018)	(3,046)	(442)
Interest paid	(173)	(2,029)	(1,075)
Cash flow from financing activities	14,842	25,473	19,336
Changes in cash and cash equivalents	7,153	31,873	6,065
Cash and cash equivalents at the beginning of the period	41,095	9,222	3,157
Effect of movements in exchange rates on cash held	(92)
Cash and cash equivalents at the end of the period	€ 48,156	€ 41,095	€ 9,222